FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The tables below present certain of our assets and liabilities measured at fair value categorized by the level of input used in the valuation of each asset and liability.

	September 30, 2021
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$27,892	$27,892	$—	$—
Debt investments:
Corporate bonds	1,013	—	1,013	—
Commercial paper	5,495	—	5,495	—
Total debt investments	6,508	—	6,508	—
Total assets	$34,400	$27,892	$6,508	$—
Long-term liabilities:
Embedded debt derivative	$675			$675
Warrant liabilities	9,952	—	—	9,952
Total liabilities	$10,627	$—	$—	$10,627

	December 31, 2020
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$96,835	$96,835	$—	$—
Debt investments:
Corporate bonds	3,543	—	3,543	—
Commercial paper	9,992	—	9,992	—
Total debt investments	13,535	—	13,535	—
Total assets	110,370	96,835	$13,535	—
Long-term liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	2,650	—	—	2,650
Total liabilities	$3,325	$—	$—	$3,325

The tables below present certain of our assets and liabilities measured at fair value categorized by the level of input used in the valuation of each asset and liability.

	December 31, 2020
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$96,835	$96,835	$—	$—
Debt investments:
Corporate bonds	3,543	—	3,543	—
Commercial paper	9,992	—	9,992	—
Total debt investments	13,535	—	13,535	—
Total assets	$110,370	$96,835	$13,535	$—
Current liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	2,650	—	—	2,650
Total liabilities	$3,325	$—	$—	$3,325

	December 31, 2019
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$21,828	$21,828	$—	$—
Commercial paper	5,587	—	5,587	—
Total cash equivalents	27,415	21,828	5,587	—
Investments:
U.S. Treasury bills	58,818	—	58,818	—
Debt investments:
Corporate debt securities	11,160	—	11,160	—
Commercial paper	7,056	—	7,056	—
Total debt investments	18,216	—	18,216	—
Total investments	77,034	—	77,034	—
Total assets	$104,449	$21,828	$82,621	$—
Current liabilities:
Warrant liabilities	$52	$—	$—	$52

Schedule of Valuation Assumptions
The key inputs into the binomial lattice model for the Warrants were as follows:

September 30, 2021
Input	Private Warrants
Market price of public shares	9.94
Risk-free rate	0.94%
Dividend yield	0.00%
Volatility	15.8%
Exercise price	11.50
Effective expiration date	06/16/26
One-touch hurdle
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

Series A Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.24	$2.00
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%

Series D Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.82	$7.21
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

	December 31,
Series A Warrants	2020	2019
Fair value of underlying preferred stock	$2.00	$2.29
Expected life (years)	2.00	6.98
Expected volatility	75.7%	70.0%
Risk-free interest rate	0.13%	1.57%

	December 31,
Series D Warrants	2020	2019
Fair value of underlying preferred stock	$7.21	n/a
Expected life (years)	2.00	n/a
Expected volatility	75.7%	n/a
Risk-free interest rate	0.13%	n/a

Summary of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities as Level 3 measurements:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 4, 2021	5,865,600	10,764,000	16,629,600
Change in fair value	1,554,133	2,852,000	4,406,133
Transfers out of Level 3 to Level 1	—	(13,616,000)	(13,616,000)
Transfers out of Level 3 to Level 2	(7,419,733)	—	(7,419,733)
Fair value as of June 30, 2021	$—	$—	$—
The following table reconciles the change in the fair value of the warrant liabilities based on Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2019	$52	$—
Issuance of warrants	—	1,803
Change in fair value	2	793
Fair value as of December 31, 2020	54	2,596
Change in fair value	369	6,933
Fair value as of September 30, 2021	$423	$9,529

The following table reconciles the change in the fair value of the warrant liabilities based on Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2018	$53	$—
Change in fair value	(1)	—
Fair value as of December 31, 2019	52	—
Issuance of warrants	—	1803
Change in fair value	2	793
Fair value as of December 31, 2020	$54	$2596